Appendix 3 Details of Due Dates of Payments to Suppliers - Summary of Details of Due Dates of Payments to Suppliers (Detail) - Details of Due Dates of Payments to Suppliers [Member] - USD ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
Up-to-Date Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	$ 2,399,970	$ 2,321,256
Up-to-Date Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	1,616,922	1,710,121
Up-to-Date Payments [Member] | From 31 to 60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	378,576	308,898
Up-to-Date Payments [Member] | From 61 to 90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	72,044	6,286
Up-to-Date Payments [Member] | From 91 to 120 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	21,605	1,592
Up-to-Date Payments [Member] | From 121 to 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	89,077	15,932
Up-to-Date Payments [Member] | More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	221,746	278,427
Overdue Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	186,211	94,718
Overdue Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	37,193
Overdue Payments [Member] | More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	149,018	94,718
Goods [Member] | Up-to-Date Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	231,010
Goods [Member] | Up-to-Date Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	155,973
Goods [Member] | Up-to-Date Payments [Member] | From 31 to 60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	52,423
Goods [Member] | Up-to-Date Payments [Member] | From 61 to 90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	13,428
Goods [Member] | Up-to-Date Payments [Member] | From 91 to 120 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	4,111
Goods [Member] | Up-to-Date Payments [Member] | From 121 to 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	469
Goods [Member] | Up-to-Date Payments [Member] | More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	4,606
Goods [Member] | Overdue Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	3,089
Goods [Member] | Overdue Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	3,089
Services [Member] | Up-to-Date Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	673,919	400,849
Services [Member] | Up-to-Date Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	434,459	382,428
Services [Member] | Up-to-Date Payments [Member] | From 31 to 60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	182,756	18,421
Services [Member] | Up-to-Date Payments [Member] | From 61 to 90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	32,421
Services [Member] | Up-to-Date Payments [Member] | From 91 to 120 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	6,679
Services [Member] | Up-to-Date Payments [Member] | From 121 to 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	5,715
Services [Member] | Up-to-Date Payments [Member] | More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	11,889
Services [Member] | Overdue Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	34,537
Services [Member] | Overdue Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	34,104
Services [Member] | Overdue Payments [Member] | More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	433
Other [Member] | Up-to-Date Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	1,495,041	1,920,407
Other [Member] | Up-to-Date Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	1,026,490	1,327,693
Other [Member] | Up-to-Date Payments [Member] | From 31 to 60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	143,397	290,477
Other [Member] | Up-to-Date Payments [Member] | From 61 to 90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	26,195	6,286
Other [Member] | Up-to-Date Payments [Member] | From 91 to 120 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	10,815	1,592
Other [Member] | Up-to-Date Payments [Member] | From 121 to 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	82,893	15,932
Other [Member] | Up-to-Date Payments [Member] | More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	205,251	278,427
Other [Member] | Overdue Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	148,585	94,718
Other [Member] | Overdue Payments [Member] | More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	$ 148,585	$ 94,718